Income Taxes (Tables)	12 Months Ended
Nov. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Sources of Income from Continuing Operations Before Provision for Income Taxes
The sources of income
 from continuing operations
before the provision for income taxes are as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
United States	$276,237	$326,535	$274,252
Foreign	159,910	146,752	71,418

	$436,146	$473,287	$345,669

Schedule of Provisions for Income Taxes
Provision for income taxes consists of the following:

	Fiscal Years Ended November 30,
	2020	2019	2018
Current tax provision:
Federal	$56,355	$63,580	$101,088
State	19,537	20,681	20,557
Foreign	42,252	33,666	23,227

	$118,144	$117,927	$144,872

Deferred tax provision (benefit):
Federal	$(13,449)	$(10,647)	$(36,450)
State	(3,990)	(1,751)	(2,519)
Foreign	904	5,583	(4,786)

	$(16,535)	$(6,815)	$(43,755)

Total tax provision	$101,609	$111,113	$101,117

Schedules of Deferred Tax Assets and Liabilities
The following presents the breakdown of net deferred tax assets:

	As of November 30,
	2020	2019
Deferred tax assets	$39,636	$32,660
Deferred tax liabilities	(5,836)	(24,018)

Total net deferred tax assets	$33,800	$8,642

Net deferred tax assets consist of the following:

	As of November 30,
	2020	2019
Assets:
Operating lease liability	$12,889	$—
Net operating losses	166	1,524
Accruals and other reserves	8,905	21,397
Unrealized losses on cash flow hedges	31,810	17,152
Allowance for doubtful accounts and sales return reserves	27,518	12,822
Inventory reserves	13,852	17,404
Share-based compensation expense	5,752	4,675
Deferred revenue	2,997	1,703
Tax credits	3,485	3,752
Deferred and prepaid compensation	—	1,498
Property, Equipment and Intangible assets	(7,576)	(4,134)
Other	12,526	2,732

Gross deferred tax assets	112,324	80,525

Valuation allowance	(5,492)	(6,226)

Total deferred tax assets	$106,832	$74,299

Liabilities:
Intangible assets	$(61,146)	$(65,658)
ROU assets	(11,862)	—
Other	(24)	—

Total deferred tax liabilities	$(73,032)	$(65,658)

Net deferred tax assets	$33,800	$8,642

Schedule of Reconciliation of Statutory U.S. Federal Income Tax Rate to Company's Effective Income Tax Rate
A reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Years Ended November 30,
	2020	2019	2018
Federal statutory income tax rate	21.0%	21.0%	22.2%
State taxes, net of federal income tax benefit	2.4	3.0	4.0
Global intangible low taxed income	0.3	0.5	—
Foreign taxes	1.7	1.8	0.7
Adjustments related to the TCJA	—	(3.1)	2.2
Uncertain tax benefits	(1.8)	1.0	—
Other	(0.4)	(0.8)	0.1

Effective income tax rate	23.3%	23.5%	29.2%

Summary of Aggregate Changes in Balances of Gross Unrecognized Tax Benefits
The aggregate changes in the balances of gross unrecognized tax benefits, excluding accrued interest and penalties, during fiscal years 2020, 2019 and 2018 were as follows:

Balance as of November 30, 2017	$17,677
Additions based on tax positions related to the current year	2,126
Lapse of statute of limitations	(2,390)
Changes due to translation of foreign currencies	398

Balance as of November 30, 2018	17,812
Additions based on tax positions related to the current year	4,816
Additions for tax positions of prior years and acquisition	2,367
Lapse of statute of limitations	(2,535)
Changes due to translation of foreign currencies	(15)

Balance as of November 30, 2019	22,435
Additions based on tax positions related to the current year	1,999
Additions for tax positions of prior years and acquisition	(880)
Reductions for tax positions of prior years	(3,097)
Lapse of statute of limitations	(7,486)
Changes due to translation of foreign currencies	(468)

Balance as of November 30, 2020	$12,503